INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING (Details 1) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of interbank deposits and repurchase agreements and other similar secured borrowing [Line Items]
Assets / liabilities gross	$ (1,383,735)	$ (2,355,067)
Amounts offset in the statement of financial position	0	0	[1]
Net balance presented in the statement of financial position	(1,383,735)	(2,355,067)
Financial instruments as collaterals	(931,820)	(881,061)	[1]
Assets / liabilities net	0	0	[1]
Securities sold under repurchase agreements [Member]
Disclosure of interbank deposits and repurchase agreements and other similar secured borrowing [Line Items]
Assets / liabilities gross	(2,315,555)	(3,236,128)
Amounts offset in the statement of financial position	0	0
Net balance presented in the statement of financial position	(2,315,555)	(3,236,128)
Financial instruments as collaterals	2,315,555	3,236,128
Assets / liabilities net	$ 0	$ 0

[1]	The amount includes those presented as cash and cash equivalents and those presented as other assets.